Related Parties	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 16 - RELATED PARTIES

A.	Compensation to the non-executive directors:

	For the year ended December 31,
	2023	2022	2021

Fees, including reimbursement of expenses	448	270	272
Share-based compensation	6	(10)	24
	454	260	296

B.	Transactions with related parties:

	For the year ended December 31,
	2023	2022	2021

Consulting fees, including share-based compensation and reimbursement of expenses	19	58	61
	19	58	61

On April 4, 2016, the Company entered into an employment agreement with Sigalit Kimchy, according to which Ms. Kimchy serves as marcom and user interface lead, in a 50% part-time role (no less than 112 hours per month), for a monthly salary of NIS 10 ($2.84), plus up to 35 monthly overtime hours at a gross monthly rate of NIS 2.5 ($0.7), or an aggregate monthly salary of up to NIS 12.5 ($3.6). Ms. Kimchy is entitled to an education fund, managers’ insurance or pension fund and reimbursement of monthly travel expenses. Sigalit Kimchy is the wife of Yoav Kimchy, the Company’s Chief Technology Officer.